Document and Entity Information	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity File Number	001-43525
Entity Registrant Name	Navient Holdings, Inc.
Entity Central Index Key	0002152623
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-4701395
Entity Address, Address Line One	13865 Sunrise Valley Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	302
Local Phone Number	283-8000
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false